Expense Example, No Redemption - Class A C S I N R T Shares - Janus Henderson Growth and Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	670	872	1,091	1,718	173	536	923	1,820	115	359	622	1,375	73	227	395	883	64	202	351	786	144	446	771	1,691	89	278	482	1,073